Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	Aug. 31, 2015
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Dec. 23, 2015
Document Effective Date	Dec. 29, 2015
Prospectus Date	Dec. 29, 2015
William Blair Directional Multialternative Fund | William Blair Directional Multialternative Fund - Class N
Prospectus:
Trading Symbol	WDMNX
William Blair Directional Multialternative Fund | William Blair Directional Multialternative Fund - Class I
Prospectus:
Trading Symbol	WDMIX
William Blair Directional Multialternative Fund | William Blair Directional Multialternative Fund - Institutional Class
Prospectus:
Trading Symbol	WDMJX